JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited)

Investments	Shares (000)		Value ($000)
EXCHANGE-TRADED FUNDS — 75.1%
Fixed Income — 19.8%
iShares 20+ Year Treasury Bond ETF	67		9,089
iShares 7-10 Year Treasury Bond ETF	42		4,777
iShares MBS ETF	89		9,628
Vanguard Total International Bond ETF	1,269		72,487

Total Fixed Income			95,981

International Equity — 15.8%
iShares Core MSCI Emerging Markets ETF	153		9,841
iShares MSCI EAFE ETF	131		9,957
JPMorgan BetaBuilders Canada ETF (a)	331		9,793
JPMorgan BetaBuilders Developed Asia ex-Japan ETF (a)	273		7,748
JPMorgan BetaBuilders Europe ETF (a)	925		25,316
JPMorgan BetaBuilders Japan ETF (a)	522		14,861

Total International Equity			77,516

U.S. Equity — 39.5%
iShares Core S&P 500 ETF	325		129,450
SPDR S&P 500 ETF Trust	159		63,016

Total U.S. Equity			192,466

TOTAL EXCHANGE-TRADED FUNDS (Cost $278,006)			365,963

INVESTMENT COMPANIES — 20.7%
Alternative Assets — 4.2%
Blackstone Alternative Multi-Strategy Fund Class Y Shares	678		7,017
Marshall Wace UCITS Fund plc Class F Shares (Ireland) * (b)	47		8,834
Neuberger Berman Long Short Fund Class Institutional Shares *	277		4,663

Total Alternative Assets			20,514

Fixed Income — 15.5%
JPMorgan Core Bond Fund Class R6 Shares (a)	2,377		28,263
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	561		4,743
JPMorgan High Yield Fund Class R6 Shares (a)	4,054		29,149
JPMorgan Short Duration Bond Fund Class R6 Shares (a)	361		4,022
Lord Abbett Short Duration Income Fund Class F3 Shares	2,313		9,737

Total Fixed Income			75,914

U.S. Equity — 1.0%
BlackRock Event Driven Equity Fund Class Institutional Shares *	468		4,706

TOTAL INVESTMENT COMPANIES (Cost $91,747)			101,134

COMMON STOCKS — 3.0%
Aerospace & Defense — 0.1%
Airbus SE (France) *	1		100
Meggitt plc (United Kingdom) *	8		54
Safran SA (France)	1		180

			334

Air Freight & Logistics — 0.0% (c)
DSV Panalpina A/S (Denmark)	–	(d)	80

Auto Components — 0.0% (c)
Autoliv, Inc., SDR (Sweden) *	–	(d)	30
Denso Corp. (Japan)	1		33
Magna International, Inc. (Canada)	1		75
Stanley Electric Co. Ltd. (Japan)	1		30
Sumitomo Rubber Industries Ltd. (Japan)	1		13

			181

Automobiles — 0.0% (c)
Honda Motor Co. Ltd. (Japan)	1		21
Suzuki Motor Corp. (Japan)	2		68
Toyota Motor Corp. (Japan)	1		102

			191

Banks — 0.3%
Australia & New Zealand Banking Group Ltd. (Australia)	2		40
Banco Bilbao Vizcaya Argentaria SA (Spain)	12		64
BNP Paribas SA (France) *	2		119
Close Brothers Group plc (United Kingdom)	1		14
DBS Group Holdings Ltd. (Singapore)	5		103
DNB ASA (Norway)	7		146
Erste Group Bank AG (Austria)	1		28
HDFC Bank Ltd., ADR (India) *	1		46
ING Groep NV (Netherlands)	8		94
Intesa Sanpaolo SpA (Italy) *	19		51
Lloyds Banking Group plc (United Kingdom) *	65		38
Mitsubishi UFJ Financial Group, Inc. (Japan)	6		34
National Bank of Canada (Canada)	1		71
Standard Chartered plc (United Kingdom)	2		16
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1		28
Svenska Handelsbanken AB, Class A (Sweden)	4		46
United Overseas Bank Ltd. (Singapore)	2		44

			982

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Beverages — 0.1%
Anheuser-Busch InBev SA/NV (Belgium)	1		63
Carlsberg A/S, Class B (Denmark)	1		125
Diageo plc (United Kingdom)	3		117
Kirin Holdings Co. Ltd. (Japan)	1		21
Pernod Ricard SA (France)	–	(d)	46

			372

Biotechnology — 0.0% (c)
BeiGene Ltd., ADR (China) *	–	(d)	91
Galapagos NV (Belgium) *	–	(d)	2
Genmab A/S (Denmark) *	–	(d)	95
Grifols SA (Spain)	1		25
Grifols SA (Preference), Class B (Spain)	1		25

			238

Building Products — 0.0% (c)
Assa Abloy AB, Class B (Sweden)	1		27
Daikin Industries Ltd. (Japan)	–	(d)	20

			47

Capital Markets — 0.1%
Deutsche Boerse AG (Germany)	–	(d)	33
Euronext NV (Netherlands) (e)	–	(d)	38
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	2		89
London Stock Exchange Group plc (United Kingdom)	2		146
Macquarie Group Ltd. (Australia)	–	(d)	40
Partners Group Holding AG (Switzerland)	–	(d)	26
XP, Inc., Class A (Brazil) *	–	(d)	9

			381

Chemicals — 0.1%
Air Liquide SA (France)	1		92
Akzo Nobel NV (Netherlands)	–	(d)	49
Asahi Kasei Corp. (Japan)	8		95
BASF SE (Germany)	1		48
Covestro AG (Germany) (e)	1		35
Givaudan SA (Registered) (Switzerland)	–	(d)	77
Johnson Matthey plc (United Kingdom)	1		54
Kansai Paint Co. Ltd. (Japan)	2		47
Shin-Etsu Chemical Co. Ltd. (Japan)	1		85
Tosoh Corp. (Japan)	–	(d)	8
Umicore SA (Belgium)	1		36

			626

Communications Equipment — 0.0% (c)
Telefonaktiebolaget LM Ericsson, Class B (Sweden)	6		76

Containers & Packaging — 0.0% (c)
Amcor plc, CHDI	2		29

Diversified Financial Services — 0.0% (c)
Challenger Ltd. (Australia)	3		17
Element Fleet Management Corp. (Canada)	4		48
Mitsubishi HC Capital, Inc. (Japan)	4		22

			87

Diversified Telecommunication Services — 0.1%
China Tower Corp. Ltd., Class H (China) (e)	200		30
Koninklijke KPN NV (Netherlands)	10		34
KT Corp. (South Korea)	1		19
Nippon Telegraph & Telephone Corp. (Japan)	7		170
Telecom Italia SpA (Italy)	35		20

			273

Electric Utilities — 0.1%
Enel SpA (Italy)	16		155
Iberdrola SA (Spain)	7		90
Orsted A/S (Denmark) (e)	–	(d)	22

			267

Electrical Equipment — 0.1%
ABB Ltd. (Registered) (Switzerland)	6		195
Legrand SA (France)	–	(d)	34
Mitsubishi Electric Corp. (Japan)	5		70
Nidec Corp. (Japan)	–	(d)	56
Prysmian SpA (Italy)	1		42

			397

Electronic Equipment, Instruments & Components — 0.1%
Hamamatsu Photonics KK (Japan)	3		180
Keyence Corp. (Japan)	–	(d)	179
Murata Manufacturing Co. Ltd. (Japan)	1		94
Omron Corp. (Japan)	–	(d)	31

			484

Energy Equipment & Services — 0.0% (c)
Worley Ltd. (Australia)	4		33

Equity Real Estate Investment Trusts (REITs) — 0.0% (c)
Great Portland Estates plc (United Kingdom)	4		34
Scentre Group (Australia)	10		22

			56

Food & Staples Retailing — 0.0% (c)
Seven & i Holdings Co. Ltd. (Japan)	1		57
Welcia Holdings Co. Ltd. (Japan)	1		17

			74

Food Products — 0.1%
Associated British Foods plc (United Kingdom) *	1		26
Barry Callebaut AG (Registered) (Switzerland)	–	(d)	32
Danone SA (France)	–	(d)	20
Nestle SA (Registered) (Switzerland)	3		343
Wilmar International Ltd. (China)	12		49

			470

Gas Utilities — 0.0% (c)
Beijing Enterprises Holdings Ltd. (China)	4		14

Health Care Equipment & Supplies — 0.1%
Alcon, Inc. (Switzerland) *	–	(d)	19
Asahi Intecc Co. Ltd. (Japan)	–	(d)	8
Elekta AB, Class B (Sweden)	2		32
Hoya Corp. (Japan)	–	(d)	49
Koninklijke Philips NV (Netherlands) *	3		187
Sartorius AG (Preference) (Germany)	–	(d)	40
Siemens Healthineers AG (Germany) (e)	1		44
Sonova Holding AG (Registered) (Switzerland) *	–	(d)	–	(d)
Straumann Holding AG (Registered) (Switzerland)	–	(d)	67
Terumo Corp. (Japan)	1		25

			471

Health Care Providers & Services — 0.0% (c)
Fresenius SE & Co. KGaA (Germany)	1		50

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Hotels, Restaurants & Leisure — 0.0% (c)
Compass Group plc (United Kingdom) *	2		43

Household Durables — 0.0% (c)
Panasonic Corp. (Japan)	3		41
Persimmon plc (United Kingdom)	1		40
Sony Group Corp. (Japan)	1		64

			145

Household Products — 0.0% (c)
Reckitt Benckiser Group plc (United Kingdom)	1		103
Unicharm Corp. (Japan)	2		64

			167

Independent Power and Renewable Electricity Producers — 0.0% (c)
Electric Power Development Co. Ltd. (Japan)	1		23

Industrial Conglomerates — 0.1%
DCC plc (United Kingdom)	–	(d)	39
Jardine Matheson Holdings Ltd. (Hong Kong)	1		46
Melrose Industries plc (United Kingdom) *	24		54
Siemens AG (Registered) (Germany)	1		162

			301

Insurance — 0.3%
AIA Group Ltd. (Hong Kong)	18		221
Aon plc, Class A	–	(d)	35
Aviva plc (United Kingdom)	7		37
AXA SA (France)	4		102
Direct Line Insurance Group plc (United Kingdom)	3		14
Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Germany)	–	(d)	103
PICC Property & Casualty Co. Ltd., Class H (China)	34		30
Ping An Insurance Group Co. of China Ltd., Class H (China)	3		30
Sampo OYJ, Class A (Finland)	1		67
Storebrand ASA (Norway) *	5		54
Sun Life Financial, Inc. (Canada)	1		71
Tokio Marine Holdings, Inc. (Japan)	1		52
Zurich Insurance Group AG (Switzerland)	–	(d)	54

			870

Interactive Media & Services — 0.1%
Adevinta ASA (France) *	3		48
NAVER Corp. (South Korea)	–	(d)	43
Tencent Holdings Ltd. (China)	2		145
Z Holdings Corp. (Japan)	5		27

			263

Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., ADR (China) *	–	(d)	21
ASOS plc (United Kingdom) *	1		67
Coupang, Inc. (South Korea) *	–	(d)	9
MercadoLibre, Inc. (Argentina) *	–	(d)	82
Prosus NV, ADR (China)	1		14
THG plc (United Kingdom) *	1		7
Zalando SE (Germany) * (e)	1		51

			251

IT Services — 0.0% (c)
Amadeus IT Group SA (Spain) *	–	(d)	22
NTT Data Corp. (Japan)	4		62
Obic Co. Ltd. (Japan)	–	(d)	55

			139

Life Sciences Tools & Services — 0.0% (c)
Evotec SE (Germany) *	1		23

Machinery — 0.1%
Epiroc AB, Class A (Sweden)	1		28
KION Group AG (Germany)	1		53
Knorr-Bremse AG (Germany)	–	(d)	28
SMC Corp. (Japan)	–	(d)	138
THK Co. Ltd. (Japan)	1		24

			271

Media — 0.0% (c)
CyberAgent, Inc. (Japan)	3		51
Nordic Entertainment Group AB, Class B (Sweden) *	–	(d)	19
Stroeer SE & Co. KGaA (Germany)	–	(d)	26
WPP plc (United Kingdom)	4		50

			146

Metals & Mining — 0.1%
Antofagasta plc (Chile)	3		60
BHP Group Ltd. (Australia)	1		25
BHP Group plc (Australia)	3		79
IGO Ltd. (Australia)	10		48
Rio Tinto Ltd. (Australia)	–	(d)	21
Rio Tinto plc (Australia)	–	(d)	30
South32 Ltd. (Australia)	12		25
Vale SA, ADR (Brazil)	1		26

			314

Multiline Retail — 0.0% (c)
B&M European Value Retail SA (United Kingdom)	5		40
Next plc (United Kingdom) *	–	(d)	41

			81

Multi-Utilities — 0.0% (c)
Engie SA (France)	10		145
National Grid plc (United Kingdom)	4		46

			191

Oil, Gas & Consumable Fuels — 0.0% (c)
Equinor ASA (Norway)	3		61
Royal Dutch Shell plc, Class B, ADR (Netherlands)	1		28
TOTAL SE (France)	2		114

			203

Paper & Forest Products — 0.0% (c)
Stora Enso OYJ, Class R (Finland)	2		42

Personal Products — 0.1%
L’Oreal SA (France)	1		194
Pola Orbis Holdings, Inc. (Japan)	–	(d)	10
Unilever plc (United Kingdom)	3		167

			371

Pharmaceuticals — 0.3%
Astellas Pharma, Inc. (Japan)	6		88
AstraZeneca plc (United Kingdom)	2		170
AstraZeneca plc, ADR (United Kingdom)	1		67
Bayer AG (Registered) (Germany)	1		67
Daiichi Sankyo Co. Ltd. (Japan)	1		35

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
GlaxoSmithKline plc, ADR (United Kingdom)	1		37
GlaxoSmithKline plc, ADR (United Kingdom)	–	(d)	8
Hutchison China MediTech Ltd., ADR (Hong Kong) *	1		37
Ipsen SA (France)	–	(d)	23
Novartis AG (Registered) (Switzerland)	1		108
Novo Nordisk A/S, Class B (Denmark)	3		177
Otsuka Holdings Co. Ltd. (Japan)	1		42
Roche Holding AG (Switzerland)	–	(d)	138
Sanofi (France)	1		108
Shionogi & Co. Ltd. (Japan)	1		72
Takeda Pharmaceutical Co. Ltd., ADR (Japan)	1		19

			1,196

Professional Services — 0.1%
DKSH Holding AG (Switzerland)	1		45
Recruit Holdings Co. Ltd. (Japan)	2		84
RELX plc (United Kingdom)	3		81
TechnoPro Holdings, Inc. (Japan)	1		42
Teleperformance (France)	–	(d)	36

			288

Real Estate Management & Development — 0.0% (c)
Mitsui Fudosan Co. Ltd. (Japan)	3		59

Road & Rail — 0.0% (c)
Canadian National Railway Co. (Canada)	–	(d)	44
Canadian National Railway Co. (Canada)	–	(d)	38
Central Japan Railway Co. (Japan)	–	(d)	30
TFI International, Inc. (Canada)	1		62

			174

Semiconductors & Semiconductor Equipment — 0.3%
ASML Holding NV (Netherlands)	1		324
Broadcom, Inc.	–	(d)	73
NXP Semiconductors NV (Netherlands)	–	(d)	76
Renesas Electronics Corp. (Japan) *	2		23
STMicroelectronics NV (Switzerland)	2		73
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	2		252
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	8		168
Tokyo Electron Ltd. (Japan)	–	(d)	87

			1,076

Software — 0.0% (c)
Atlassian Corp. plc, Class A *	–	(d)	27
Dye & Durham Ltd. (Canada)	1		19
SAP SE (Germany)	1		137

			183

Specialty Retail — 0.0% (c)
Industria de Diseno Textil SA (Spain)	2		73
Kingfisher plc (United Kingdom) *	13		55
Nitori Holdings Co. Ltd. (Japan)	–	(d)	39

			167

Technology Hardware, Storage & Peripherals — 0.0% (c)
Samsung Electronics Co. Ltd. (South Korea)	2		128
Samsung Electronics Co. Ltd., GDR (South Korea) (e)	–	(d)	13

			141

Textiles, Apparel & Luxury Goods — 0.1%
adidas AG (Germany) *	–	(d)	36
China Hongxing Sports Ltd. (China) * ‡	743		–	(d)
Cie Financiere Richemont SA (Registered) (Switzerland)	–	(d)	25
EssilorLuxottica SA (France)	1		171
Hermes International (France)	–	(d)	73
Kering SA (France)	–	(d)	175
LVMH Moet Hennessy Louis Vuitton SE (France)	–	(d)	81
Moncler SpA (Italy) *	1		43
Samsonite International SA * (e)	8		16

			620

Thrifts & Mortgage Finance — 0.0% (c)
Housing Development Finance Corp. Ltd. (India)	1		32

Tobacco — 0.0% (c)
British American Tobacco plc (United Kingdom)	3		107

Trading Companies & Distributors — 0.0% (c)
Ashtead Group plc (United Kingdom)	1		53
Bunzl plc (United Kingdom)	1		25
Mitsubishi Corp. (Japan)	2		56
Sumitomo Corp. (Japan)	3		37

			171

Wireless Telecommunication Services — 0.0% (c)
America Movil SAB de CV, Class L, ADR (Mexico)	2		23
SoftBank Group Corp. (Japan)	2		132
Vodafone Group plc, ADR (United Kingdom)	2		45

			200

TOTAL COMMON STOCKS (Cost $8,688)			14,471

	No. of Warrants (000)
WARRANTS — 0.0% (c)
Textiles, Apparel & Luxury Goods — 0.0% (c)
Cie Financiere Richemont SA expiring 11/22/2023, price 67.00 CHF (Switzerland) * (Cost $—)	1		–	(d)

	Shares (000)
SHORT-TERM INVESTMENTS — 1.3%
INVESTMENT COMPANIES — 1.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (a) (f) (Cost $6,436)	6,433		6,437

Total Investments — 100.1% (Cost $384,877)			488,005
Liabilities in Excess of Other Assets — (0.1)% (g)			(445)

Net Assets — 100.0%			487,560

Percentages indicated are based on net assets.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY **

United States	93.9%
Ireland	1.8
Others (each less than 1.0%)	3.0
Short-Term Investments	1.3

** Percentages indicated are based on total investments as of March 31, 2021.

Abbreviations

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CHF	Swiss Franc
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SDR	Swedish Depositary Receipt
SPDR	Standard & Poor’s Depository Receipts
UCITS	Undertakings for Collective Investment in Transferable Securities

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The fund’s investment objective is to provide absolute return and is generally subject to a two day redemption notice period.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Amount rounds to less than one thousand.
(e)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(f)	The rate shown is the current yield as of March 31, 2021.
(g)	A portion of the Fund’s cash is held by the subsidiary.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Access Balanced Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$334	$—	$334
Air Freight & Logistics	—	80	—	80
Auto Components	75	106	—	181
Automobiles	—	191	—	191
Banks	117	865	—	982
Beverages	—	372	—	372
Biotechnology	91	147	—	238
Building Products	—	47	—	47
Capital Markets	9	372	—	381
Chemicals	—	626	—	626
Communications Equipment	—	76	—	76
Containers & Packaging	—	29	—	29
Diversified Financial Services	48	39	—	87
Diversified Telecommunication Services	—	273	—	273
Electric Utilities	—	267	—	267
Electrical Equipment	—	397	—	397
Electronic Equipment, Instruments & Components	—	484	—	484
Energy Equipment & Services	—	33	—	33
Equity Real Estate Investment Trusts (REITs)	—	56	—	56
Food & Staples Retailing	—	74	—	74
Food Products	—	470	—	470
Gas Utilities	—	14	—	14
Health Care Equipment & Supplies	—	471	—	471
Health Care Providers & Services	—	50	—	50
Hotels, Restaurants & Leisure	—	43	—	43
Household Durables	—	145	—	145
Household Products	—	167	—	167
Independent Power and Renewable Electricity Producers	—	23	—	23
Industrial Conglomerates	—	301	—	301
Insurance	106	764	—	870
Interactive Media & Services	—	263	—	263
Internet & Direct Marketing Retail	133	118	—	251
IT Services	—	139	—	139
Life Sciences Tools & Services	—	23	—	23
Machinery	—	271	—	271
Media	—	146	—	146
Metals & Mining	26	288	—	314
Multiline Retail	—	81	—	81
Multi-Utilities	—	191	—	191
Oil, Gas & Consumable Fuels	28	175	—	203
Paper & Forest Products	—	42	—	42
Personal Products	—	371	—	371
Pharmaceuticals	168	1,028	—	1,196
Professional Services	—	288	—	288
Real Estate Management & Development	—	59	—	59
Road & Rail	144	30	—	174
Semiconductors & Semiconductor Equipment	401	675	—	1,076
Software	46	137	—	183
Specialty Retail	—	167	—	167

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Technology Hardware, Storage & Peripherals	$—		$141	$—		$141
Textiles, Apparel & Luxury Goods	—		620	—	(a)	620
Thrifts & Mortgage Finance	—		32	—		32
Tobacco	—		107	—		107
Trading Companies & Distributors	—		171	—		171
Wireless Telecommunication Services	68		132	—		200

Total Common Stocks	1,460		13,011	—	(a)	14,471

Exchange-Traded Funds	365,963		—	—		365,963
Investment Companies	92,300		—	—		92,300
Warrants	—	(a)	—	—		—	(a)
Short-Term Investments
Investment Companies	6,437		—	—		6,437

Total Investments in Securities	$466,160		$13,011	$—	(a)	$479,171

As of March 31, 2021, certain investments companies with a fair value of $8,834, have not been categorized in the fair value hierarchy as these investment companies are measured using the NAV per share as a practical expedient.

(a)	Amount rounds to less than one thousand.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended March 31, 2021
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2021	Shares at March 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders Canada ETF (a)	$9,372	$—	$2,302	$321	$2,402	$9,793	331	$180	$—
JPMorgan BetaBuilders Developed Asia ex-Japan ETF (a)	1,445	5,915	—	—	388	7,748	273	88	—
JPMorgan BetaBuilders Europe ETF (a)	21,662	4,610	5,206	(529)	4,779	25,316	925	405	—
JPMorgan BetaBuilders Japan ETF (a)	7,613	6,218	798	(7)	1,835	14,861	522	113	—
JPMorgan Core Bond Fund Class R6 Shares (a)	61,609	3,600	35,900	2,190	(3,236)	28,263	2,377	699	481
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	4,888	—	—	—	(145)	4,743	561	98	80
JPMorgan Corporate Bond Fund Class R6 Shares (a)	9,906	300	10,294	805	(717)	—	—	123	146
JPMorgan High Yield Fund Class R6 Shares (a)	28,030	—	1,301	110	2,310	29,149	4,054	1,024	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.09% (a) (b)	5,514	75,762	74,837	1	(3)	6,437	6,433	6	—
JPMorgan Short Duration Bond Fund Class R6 Shares (a)	4,507	1,500	2,000	89	(74)	4,022	361	46	4

Total	$154,546	$97,905	$132,638	$2,980	$7,539	$130,332		$2,782	$711

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2021.